Leases - Additional Information (Detail) - CNY (¥)	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Line Items]
Operating Lease, Lease Income		¥ 1,773,333	¥ 3,325,714	¥ 4,545,334
Third parties [Member]
Leases [Line Items]
Operating Lease, Lease Income		104,761	952,381	2,857,143
Affiliated Entity [Member]
Leases [Line Items]
Operating Lease, Lease Income		1,668,572	2,373,333	1,688,191
Yuanmeng [Member]
Leases [Line Items]
Operating Lease, Lease Income		914,287	1,619,048	¥ 1,619,048
Lianwai Kindergarten [Member]
Leases [Line Items]
Operating Lease, Lease Income	¥ 69,143	¥ 754,285	¥ 754,285